Income Tax / Deferred Tax - Tax (Expense) / Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ (7,064)	$ 1,719	$ (5,230)
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(1,891)	(16)	(2,504)
Deferred	(5,195)	2,093	(1,511)
Total	(7,086)	2,077	(4,015)
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	0	(8)	1
Deferred	0	(4)	5
Total	0	(12)	6
Paraguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(157)	(110)	(206)
Deferred	179	(236)	(373)
Total	22	(346)	(579)
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	0	0	0
Deferred	0	0	(642)
Total	$ 0	$ 0	$ (642)